UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23220

Fiera Capital Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 8th Floor
New York, New York 10152

(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, Delaware 19808

(Name and address of agent for service)

Copy to:

Stephen A. McShea
Fiera Capital, Inc.
375 Park Avenue, 8th Floor
New York, New York 10152

George M. Silfen, Esq.
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Registrant's telephone number, including area code: (212) 300-1600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Global Equity Focused Fund

A Series of Fiera Capital Series Trust

Semi-Annual Report

September 30, 2017 (Unaudited)

Fiera Capital Series Trust Global Equity Focused Fund

Table of Contents

Management Discussion of Fund Performance	2
Portfolio Composition	3
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to the Financial Statements	9
Expense Example	14
Additional Information	15
Approval of Investment Advisory Agreement	16

Global Equity Focused Fund Management Discussion of Fund Performance September 30, 2017 (Unaudited)

The Fiera Capital Global Equity Focused Fund seeks to achieve capital appreciation. It is invested in a concentrated portfolio of the Global Equity Team’s highest conviction ideas from across global, developed, and select emerging markets. We seek to generate favorable returns by investing in companies we believe hold unique competitive advantages, operate with high barriers to entry and have been able to consistently generate attractive returns on invested capital with little dependence on financial leverage.

Global equity markets modestly from April 28, 2017 to September 30, 2017, with the MSCI World Index Net TR returning +7.47%. The Fund outperformed the index over the period, with net returns of +9.00% for the Institutional share class and +8.90% for the Investor share class.

Among the leading contributors to the fund’s performance were Keyence, Moody’s and MasterCard. Keyence, the Japanese Factory Automation software and sensor company, continues to benefit from robust demand in factory automation equipment. The company posted a very strong quarterly result with operating profits up >30% (even off a strong base the prior year). Keyence has capitalized on its expanding direct sales force, excellent engineering and positive factory automation trends to generate compelling growth, margins and returns on invested capital. Moody’s posted strong quarterly results as well and announced the acquisition of a Dutch information services company providing private company data. This move into a new and growing market was cheered by investors who propelled Moody’s to new highs in the quarter. MasterCard hosted a very well received Capital Markets Day with a faster than expected growth outlook, driven by its expansion into services (analytics, B2B payments, loyalty programs and fraud solutions) and continued market share gains.

Meanwhile, the largest detractor in the period was US retailer TJX Companies which declined on weak Q1 results and fears of Amazon increasing their reach. United Technologies also detracted from performance as the stock was weak after the company announced its intention to acquire Rockwell Collins. Such large acquisitions can create uncertainty with regards to integration and may end up being destructive to value over time.

Our sector and regional weights are driven by bottom up stock selection. As we enter the fourth quarter of 2017, we remain underweight the Eurozone and Japan as we continue to find more attractive opportunities in other parts of the world, such as Switzerland. We are currently overweight Industrials, and Health Care while underweight Energy, Real Estate and Utilities.

Past performance is not indicative of future results, and there can be no assurance that comparable results will be achieved. Inherent in any investment is the potential for loss. Holdings and allocations are subject to change.

MSCI World Index – The MSCI World Index is a stock market index made up of approximately 1,600 global stocks. It is often used as a common benchmark for ‘world’ or ‘global’ stock funds. The index comprises a collection of stocks of all the developed markets in the world, as defined by MSCI. The index includes stocks from 23 countries but excludes stocks from emerging and frontier economies. Index results assume the re-investment of all dividends and capital gains. You cannot invest directly in an index.

Global Equity Focused Fund Portfolio Composition September 30, 2017 (Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$219,043	2.8%
Apparel	208,074	2.6
Banks	893,912	11.3
Beverages	389,035	4.9
Chemicals	362,337	4.6
Commercial Services	613,359	7.8
Cosmetics/Personal Care	836,795	10.6
Diversified Financial Services	501,260	6.3
Electronics	528,869	6.7
Food	412,284	5.2
Healthcare-Products	437,165	5.5
Lodging	325,764	4.1
Machinery-Diversified	361,422	4.6
Miscellaneous Manufacturing	432,184	5.5
Pharmaceuticals	805,127	10.2
Retail	574,952	7.3
Total Common Stocks	7,901,582	100.0
Other Assets and Liabilities	1,929	0.0
Total Net Assets	$7,903,511	100.0%

Global Equity Focused Fund Schedule of Investments September 30, 2017 (Unaudited)

Description	Shares	Value
Common Stocks — 100.0%
India — 3.5%
HDFC Bank, Ltd., ADR	2,894	$278,895

Japan — 6.7%
Keyence Corp.	996	528,869

Netherlands — 6.3%
Unilever NV	8,447	499,572

Sweden — 3.6%
Svenska Handelsbanken AB	18,622	280,991

Switzerland — 12.8%
Cie Financiere Richemont SA	2,848	260,273
Nestle SA	4,923	412,283
Roche Holding AG	1,318	336,441
		1,008,997
United Kingdom — 9.0%
Diageo PLC	11,836	389,036
InterContinental Hotels Group PLC	6,158	325,764
		714,800
United States — 58.1%
3M Co.	2,059	432,184
Becton, Dickinson and Co.	2,231	437,164
Colgate-Palmolive Co.	4,629	337,223
Graco, Inc.	2,922	361,422
Johnson & Johnson	3,605	468,686
Mastercard, Inc.	3,550	501,260
Moody's Corp.	4,406	613,359
NIKE, Inc.	4,013	208,074
Sherwin-Williams Co.	1,012	362,337
TJX Cos., Inc.	4,268	314,680
U.S. Bancorp	6,233	334,026
United Technologies Corp.	1,887	219,043
		4,589,458
Total Common Stocks
(identified cost $7,560,402)		7,901,582

Total Investments — 100.0%
(identified cost $7,560,402)		7,901,582
Other Assets and Liabilities — 0.0%		1,929
Total Net Assets — 100.0%		$7,903,511

ADR — American Depository Receipt
PLC — Public Limited Company

See accompanying notes to financial statements.

Fiera Capital Series Trust Statement of Assets and Liabilities September 30, 2017 (Unaudited)

	Global Equity Focused Fund
Assets:
Investments in unaffiliated issuers, at value	$7,901,582
Cash	28,947
Cash denominated in foreign currencies	6,432	(1)
Dividends receivable	10,987
Receivable for investments sold	7,542
Due from Adviser for expense reimbursement	39,662
Deferred Offering Costs (Note 5)	92,973
Prepaid expenses	355
Total assets	8,088,480

Liabilities:
Payable to Adviser for offering cost reimbursement (Note 5)	92,973
Payable for trustee fees	5,191
Payable for 12b-1 fees - Investor Class	34
Other liabilities	86,771
Total liabilities	184,969
Total net assets	$7,903,511

Net assets consist of:
Paid-in capital	$7,555,500
Net unrealized appreciation on investments and foreign currency translation	341,453
Accumulated net realized loss on investments and foreign currency transactions	(9,337)
Undistributed net investment income	15,895
Total net assets	$7,903,511

Net asset value per share (unlimited shares authorized, $0.001 par value)
Investor class of shares	$10.89
Institutional of shares	$10.90

Net assets:
Investor class of shares	$54,449
Institutional class of shares	7,849,062
Total net assets	$7,903,511

Shares outstanding:
Investor class of shares	5,000
Institutional class of shares	720,071
Total shares outstanding	725,071

Investments, at cost:
Investments in unaffiliated issuers	$7,560,402

(1)	Identified cost of cash denominated in foreign currencies is $6,388.

See accompanying notes to financial statements.

Fiera Capital Series Trust Statement of Operations Period Ended September 30, 2017 (Unaudited)

Global Equity Focused Fund(1)
Investment income:
Dividend income from:
Unaffiliated issuers	$34,024 (2)
Total income	34,024

Expenses:
Organization costs (Note 5)	78,500
Offering costs (Note 5)	68,623
Fund accounting and administration fees	27,227
Miscellaneous	25,462
Legal fees	21,935
Transfer agent fees	16,560
Chief compliance officer fees	16,545
Investment advisory fees (Note 3)	16,065
Directors' fees	12,691
Custodian fees	6,723
Distribution services fees (Note 2):
Investor class	56
Total expenses	290,387

Deduct:
Expense waiver of fees and reimbursement of expenses (Note 4)	(272,258)
Net expenses	18,129
Net investment income	15,895

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized loss on transactions from:
Investments in unaffiliated issuers	(9,305)
Foreign currency transactions	(32)
Total net realized loss	(9,337)
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	341,180
Foreign currency translations	273
Total net change in unrealized appreciation	341,453
Net realized and unrealized gain on investments and foreign currency	332,116
Change in net assets resulting from operations	$348,011

(1)
Reflects operations for the period from April 28, 2017 (inception date) to September 30, 2017. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation, and planned registration.

(2)	Net of foreign taxes withheld of $1,233.

See accompanying notes to financial statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

Global Equity Focused Fund
Period Ended September 30, 2017(1) (Unaudited)
Change in net assets resulting from:
Operations:
Net investment income	$15,895
Net realized loss on investments and foreign currency transactions	(9,337)
Net change in unrealized appreciation on investments and foreign currency translation	341,453
Change in net assets resulting from operations	348,011

Capital stock transactions:
Proceeds from sale of shares:
Institutional class of shares	7,464,500
Net proceeds from sale of shares	7,464,500
Cost of shares redeemed:
Institutional class of shares	(9,000)
Net cost of shares redeemed	(9,000)
Change in net assets resulting from capital stock transactions	7,455,500
Change in net assets	7,803,511

Net assets:
Beginning of period(2)	$100,000
End of period	7,903,511
Undistributed net investment income included in net assets at end of period	$15,895

Capital stock transactions in shares:
Sale of shares:
Institutional class of shares	715,906
Net sale of shares	715,906
Shares redeemed:
Institutional class of shares	(835)
Net shares redeemed	(835)
Net change resulting from fund share transactions in shares	715,071

(1)
Reflects operations for the period from April 28, 2017 (inception date) to September 30, 2017. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation, and planned registration.

(2)
The Investment Adviser made the initial share purchase of $100,000 on April 18, 2017. The total initial share purchase of $100,000, included 5,000 shares of the Institutional Class and 5,000 shares of the Investor Class, each were purchased at $10.00 per share.

See accompanying notes to financial statements.

Fiera Capital Series Trust Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended September 30,	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain (loss)	Total distributions	Net asset value, end of period	Total return		Gross expenses		Net expenses		Net investment income (loss)		Net assets, end of period (000 omitted)	Portfolio turnover rate
Global Equity Focused Fund - Institutional Class
2017(1)	$10.00	$0.02	$0.88	$0.90	$—	$—	$—	$10.90	9.00	%(2)	12.19	%(3)	0.90	%(3)	0.79	%(3)	$7,849	2	%(2)
Global Equity Focused Fund - Investor Class
2017(1)	$10.00	$0.05	$0.84	$0.89	$—	$—	$—	$10.89	8.90	%(2)	12.44	%(3)	1.15	%(3)	1.03	%(3)	$55	2	%(2)

(1)	Fund Inception date was April 28, 2017. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation, and planned registration.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year, with the exception of non-recurring organizational costs.

See accompanying notes to financial statements.

Fiera Capital Series Trust Global Equity Focused Fund Notes to Financial Statements September 30, 2017 (Unaudited)

1. Organization

Fiera Capital Global Equity Focused Fund (the “Fund”) is a series of shares offered by Fiera Capital Series Trust (the “Trust”) organized on December 8, 2016, as a statutory trust under the laws of the State of Delaware. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

The investment objective of the Fund is to achieve capital appreciation. The Fund seeks to achieve its objective by investing in a portfolio of global equities.

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Fund. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Fund, including the Adviser. The Fund has an inception date of April 28, 2017.

The Fund offers two classes of shares: Investor and Institutional. Each Investor and Institutional share of the Fund represents identical interests in the Fund’s assets and has the same rights, except that Institutional Shares are expected to have lower operating expenses over time due to a distribution plan adopted with respect to Investor Shares of the Fund. There are an unlimited number of authorized shares of each class.

2. Significant Accounting Policies

The Fund is an investment company; as such these financial statements have applied the guidance set forth in the Accounting Standards Codification (ASC) 946, Financial Services-Investment Companies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Expenses – Expenses are accrued daily. The Fund’s organizational costs have been expensed as incurred but are subject to the Funds’ Expense Limitation Agreement (see Note 4). The Fund’s offering costs were recorded as a deferred asset, and consists of legal fees for preparing the prospectus and statement of additional information in connection with the Fund’s registration and public offering, state registration fees, insurance, and fees paid to be listed on an exchange. These offering costs, which are subject to the Expense Limitation Agreement, are accounted for as a deferred charge until Fund shares were offered to the public and are thereafter, being amortized to expense over twelve months on a straight-line basis.

Investment Valuation – The Fund’s securities are valued at current market prices. Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board.

Fiera Capital Series Trust Global Equity Focused Fund Notes to Financial Statements - Continued September 30, 2017 (Unaudited)

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short) does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. As of September 30, 2017, no such valuation was necessary.

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s assets and liabilities as of September 30, 2017:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$7,901,582	$—	$—	$7,901,582
Total Investments	$7,901,582	$—	$—	$7,901,582

As of September 30, 2017, the Fund did not hold any Level 3 securities. For the period ended September 30, 2017, there were no transfers among levels. It is the Fund’s policy to recognize transfers between category levels at the end of the period.

Investment Transactions and Investment Income – Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders – The Fund distributes net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales,

Fiera Capital Series Trust Global Equity Focused Fund Notes to Financial Statements - Continued September 30, 2017 (Unaudited)

non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their federal tax basis treatment; temporary differences do not require reclassification.

All shareholders bear the common expenses of the Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of Shares based on the value of total Shares outstanding of each class without distinction between Share classes. Expenses attributable to a particular class of Shares, such as distribution fees, are allocated directly to that class.

Federal Income Taxes – The Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. The Fund has no uncertain tax positions and has yet to file any income tax returns.

Distribution Plan – Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Board of Trustees of the Trust have approved, and the Fund has adopted, a distribution plan which allows the Fund to pay distribution fees for the sale and distribution of Investor Class shares of the Fund. Shareholders holding Investor Class shares will pay distribution fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to Investor Class Shares. For the period ending September 30, 2017, distribution fees amounted to $56 for the Investor Class Shares. Institutional Class Shares do not pay distribution fees.

Foreign Securities Risk – Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

3. Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser is responsible for developing, implementing and supervising the Fund’s investment program and providing day-to-day management services to the Fund. The Fund will pay the Adviser a monthly fee in arrears that is accrued daily at an annual rate of 0.80% of the average daily net assets of the Fund. For the period ended September 30, 2017, the Fund incurred $16,065 in investment advisory fees.

The Adviser is under common control with Fiera Capital Corporation, which also manages other vehicles and accounts in accordance with an investment strategy that is substantially similar to that of the Fund. From time to time the Adviser may engage its investment advisory affiliates around the world, including Fiera Capital Corporation (“Participating Affiliates”) to provide a variety of services such as, investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Adviser, including the Fund. This Participating Affiliate provides services to the Adviser pursuant to personnel-sharing or similar inter-company arrangements.

Certain officers and Trustees of the Trust are also officers of the Adviser.

4. Expense Limitation Agreement

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Fund (including organization and offering expenses, but excluding taxes, Distribution Fees, interest, brokerage commissions and extraordinary expenses of the Fund

Fiera Capital Series Trust Global Equity Focused Fund Notes to Financial Statements - Continued September 30, 2017 (Unaudited)

and any other expenses, the exclusion of which may from time to time, be deemed appropriate as an excludable expense and specifically approved by the Board), to the extent necessary to limit the ordinary operating expenses of the Fund to 0.90% for Institutional Class Shares and 1.15% for Investor Class Shares per annum of each Share class’s average daily net assets (the “Expense Limitation”).

In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the time in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause the Fund’s ordinary operating expenses to exceed: (1) the Expense Limitation in effect at the time the expense was paid or absorbed; and (2) the Expense Limitation in effect at the time of recapture. The Expense Limitation Agreement will remain in effect through October 31, 2018, unless sooner terminated at the sole discretion of the Board, but in no case will the Expense Limitation Agreement be terminated prior to one year from the date of the Prospectus filed with the Securities and Exchange Commission (the “SEC”).

As of September 30, 2017, expenses in the amount of $272,258 were contractually reimbursed to the Fund by the Adviser and are subject to recoupment within the limitations noted above.

5. Organization and Offering Costs

The Fund will bear all expenses incurred in its business and operations. The Adviser paid the Fund’s organizational and initial offering costs and may subsequently recoup these costs from the Fund which were incurred not more than three years prior to the date of recoupment, in accordance with the Expense Limitation Agreement. The Fund’s organizational costs have been expensed as incurred and are subject to the Expense Limitation Agreement.

Costs incurred in connection with the offering and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over the first twelve months of the Fund’s operations, which began on the inception day of April 28, 2017.

Total organizational and offering expenses for the Fund were $78,500 and $161,596, respectively. Organizational and offering expenses which have been expensed by the Fund as of September 30, 2017, were $78,500 and $68,623, respectively. Offering costs that amount to $92,973 are still deferred, as of September 30, 2017.

6. Investment Transactions

Purchases and sales of securities by the Fund, excluding short-term investments, for the period ended September 30, 2017 were $7,677,731 and $108,024, respectively.

7. Federal Income Tax Information

At September 30, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$7,565,838
Gross unrealized appreciation	$404,986
Gross unrealized depreciation	(69,242)
Net unrealized appreciation on investments	$335,744

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Fiera Capital Series Trust Global Equity Focused Fund Notes to Financial Statements - Continued September 30, 2017 (Unaudited)

8. Commitments and Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Fund that have not yet occurred. However, based on experience of the Adviser, the Fund expects the risk of loss to be remote.

9. Officers and Trustees

Each Independent Trustee receives an annual retainer of $10,000, and an additional $2,500 for each additional series added to the Trust, and are reimbursed for travel-related expenses. No “interested persons” who serve as Trustees of the Fund received any compensation for their services as Trustees.

10. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of September 30, 2017, Pershing LLC, for the benefit of its customers, owned 58% of the Fund and as such may be deemed to control the Fund.

11. Other Information

EisnerAmpler LLP performed the audit of the seed financial statements on April 18, 2017. On September 13, 2017 Deloitte & Touche LLP was approved by the Board of Trustees and Audit Committee to serve as the independent registered public accounting firm for the fiscal year ending March 31, 2018.

12. Subsequent Events

The Fiera Capital International Equity Fund commenced operations on October 2, 2017 representing the second operational series of the Fiera Capital Series Trust.

Fiera Capital Series Trust Global Equity Focused Fund Expense Example September 30, 2017 (Unaudited)

For the period ended September 30, 2017

As a shareholder of the Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended September 30, 2017 (5/1/17 – 9/30/17).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value April 28, 2017*	Ending Account Value September 30, 2017	Annualized Expense Ratio	Expenses Paid During the Period April 28, 2017 to September 30, 2017
Investor Class
Actual	$1,000.00	$1,089.00	1.15%**	$5.04
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,019.23	1.15%***	$5.82
Institutional Class
Actual	$1,000.00	$1,090.00	0.90%**	$3.94
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,020.49	0.90%***	$4.56

*	The Fund’s inception date was April 28, 2017. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.
**
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period and multiplied by 153/365 (to reflect the period beginning with the commencement of operations).

***
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over a six month “hypothetical” period and multiplied by 183/365 (April 1, 2017 through September 30, 2017).

Fiera Capital Series Trust Global Equity Focused Fund Additional Information September 30, 2017 (Unaudited)

Proxy Voting – For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call (toll-free) 855.771.7119 and request a Statement of Additional Information which contains this description. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. A report on “Form N-PX” of how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling (toll-free) 855.771.7119 or by accessing the website of the Securities and Exchange Commission at http://www.sec.gov.

Disclosure of Portfolio Holdings – The Fund files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the website of the Securities and Exchange Commission at http://www.sec.gov. The Fund’s Form N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Fiera Capital Series Trust Global Equity Focused Fund Approval of Investment Advisory Agreement September 30, 2017 (Unaudited)

Approval of Investment Advisory Agreement – At a meeting held in person on April 25, 2017, the Board of Trustees of Fiera Capital Global Equity Focused Fund (the “Board”) approved the investment advisory agreement (the “Advisory Agreement”) between Fiera Capital Series Trust (the “Trust”), a Delaware statutory trust, on behalf of Fiera Capital Global Equity Focused Fund (the “Fund”), the sole initial series of the Trust, and Fiera Capital Inc., a Delaware corporation (the “Adviser”), for an initial two-year period. Also, by a unanimous vote, the members of the Board (the “Trustees”) who are not “interested persons,” as defined by the Investment Company Act of 1940 (the “1940 Act”), of the Fund (the “Independent Trustees”) separately voted to renew the Advisory Agreement.

In considering whether to renew the Advisory Agreement, the Board reviewed various materials from the Adviser, which included: (i) information concerning the services proposed to be provided to the Fund by the Adviser; (ii) the investment performance of the Adviser for another investment account managed by the Adviser, with an investment program that is substantially similar to that of the Fund, including comparative performance information, (iii) the proposed fees and expenses of the Fund, including comparative expense information, (iv) information on the estimated profitability of the Adviser and its affiliates, taking into account their cost of providing services, and (v) other potential benefits to the Adviser from its relationship with the Fund. In particular, the Board considered the following:

(a) The Nature, Extent and Quality of Services Provided by the Adviser

The Trustees reviewed various presentations the Adviser provided to the Board regarding services proposed to be provided to the Fund. The Trustees noted the importance of the Adviser having adequate resources and, in this regard, noted the Adviser’s significant assets under management. The Trustees noted the financial strength of Fiera Capital Corporation, the Adviser’s parent company and the resources, including personnel (subject to the oversight and supervision of the Adviser) it provides the Adviser as a “participating affiliate.” The Trustees also took into account the Adviser’s representation that its current financial condition enables it to provide quality services to the Fund. The Board also discussed the acceptability of the terms of the Advisory Agreement, including the relatively broad scope of services required to be performed by the Adviser. They also noted the wide array of legal and compliance services provided to the Funds. The Board also noted that the Adviser would be providing, at its own expense, facilities necessary for the operation of the Fund and it would make personnel available to serve as the senior officers of the Fund, including the Chief Executive Officer and the Chief Financial Officer, as well as the Chief Compliance Officer. In connection with the proposed investment advisory services to be provided to the Fund, the Board discussed, in detail, with representatives of the Adviser, the proposed management of the Fund’s investments in accordance with the Fund’s stated investment objective and policies. The Trustees observed the Fund portfolio manager’s years of experience employing the Fund’s investment strategy and the team that will assist him in this regard. The Board found it was reasonable to expect that the Fund would receive the services required from the Adviser under the Advisory Agreement and that these services should be of high quality.

(b) Investment Performance of the Fund and Adviser

In connection with the evaluation of the services proposed to be provided by the Adviser, the Trustees reviewed the performance for another investment account managed by the Adviser, with an investment program that is substantially identical to that of the Fund, compared to the performance of certain benchmarks. The Board observed the relatively strong performance of the similar account.

(c) Cost of the Services Provided and Profits Realized by the Adviser from its Relationship with the Fund

The Trustees reviewed the cost of services provided by the Adviser and the fees paid under the Advisory Agreement. The Board noted that under the Advisory Agreement the Fund pays the Adviser a fixed annual management fee of .80%. The Trustees also considered information showing a comparison of the proposed advisory fees and expense ratio of the Fund compared with fees and expenses of other similarly managed open-end registered products, as well as fees of another fund and other accounts advised by the Adviser which employ an investment strategy similar to that of the Fund. The Trustees noted that the proposed fees were in line with those of the other similar mutual funds, and within the range of those charged to the fund (and separately managed accounts) advised by the Adviser and which employ an investment strategy similar to that of the Fund. The Trustees also observed the effect of the proposed expense limitation agreed to by the Adviser on the Fund’s expense ratio. Based on its review, the Board concluded that the level of the management fee was fair and reasonable in light of the extent and quality of services proposed to be provided to the Fund.

Fiera Capital Series Trust Global Equity Focused Fund Approval of Investment Advisory Agreement - Continued September 30, 2017 (Unaudited)

In reaching this conclusion, the Trustees also considered the estimated profitability to be realized by the Adviser and its affiliates from the relationship with the Fund. The Trustees observed the lack of meaningful profitability from the Fund expected in the first year given the initial small asset size of the Fund (and the effect of the proposed expense limitation).

(d) The Extent to Which Economies of Scale Would be Realized as the Closed-End Fund Grows and Whether Fee Levels Would Reflect Such Economies of Scale

The Trustees noted that economies of scale may be realized when a fund’s assets increase significantly. The Trustees noted that the Fund has not yet commenced operations and thus no scale has been achieved.

(e) Other Benefits

The Trustees then considered the potential direct and indirect benefits to the Adviser and its affiliates from its relationship with the Fund. The Board concluded that the Fund would benefit from those services and that the benefits to the Adviser derived from these relationships seemed fair and reasonable.

Conclusion

Based on all of the foregoing, and such other matters as were deemed relevant, the Board found the proposed fees under the Advisory Agreement to be fair and reasonable in light of the services to be provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Trustees, including all of the Independent Trustees, approved the Advisory Agreement for an initial two-year period.

Board of Trustees

Gerald Hellerman
Kevin Mirabile
Stephen McGuiness
Michael Kalbfleisch

Investment Adviser

Fiera Capital, Inc.
375 Park Avenue, 8th Floor
New York, New York 10152

Dividend Paying Agent, Custodian, Transfer Agent

UMB Fund Services
235 West Galena Street
Milwaukee, WI 53212

Distributor

Foreside Fund Services, LLC
3 Canal Plaza #100
Portland, ME 04101

Independent Auditors

Deloitte & Touche LLP
555 East Wells Street, Suite 1400
Milwaukee, WI 53202

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes’’, ‘‘expects’’, ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a) (1)	Code of Ethics. Not applicable.

(2)
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)
Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Fiera Capital Series Trust

By	/s/ Benjamin Thompson
Title	Benjamin Thompson, Principal Executive Officer

Date	December 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Benjamin Thompson
Title	Benjamin Thompson, Principal Executive Officer

Date	December 6, 2017

By	/s/ Pierre Blanchette
Title	Pierre Blanchette, Principal Financial Officer

Date	December 6, 2017